Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
REVENUES, net	$ 229,142	$ 549,540	$ 439,505	$ 1,134,899	$ 1,510,875	$ 610,323
COST OF GOODS SOLD	120,818	240,152	254,479	521,353	699,852	274,707
GROSS PROFIT	108,324	309,388	185,026	613,546	811,023	335,616
OPERATING EXPENSES:
Salaries and wages	387,636	387,119	1,177,362	1,202,576	1,591,949	830,922
Professional fees	375,298	225,875	817,546	637,042	797,833	435,749
Selling, general, and administrative expenses	206,042	350,630	731,487	1,168,747	1,493,819	702,168
Stock based compensation	175,712	180,562	534,774	443,249	650,271	242,146
Research and development	145,273	86,115	250,141	214,093	269,077	97,479
Depreciation and amortization	10,074	6,718	29,102	23,853	30,569	29,422
Total operating expenses	1,300,035	1,237,019	3,540,412	3,689,560	4,833,518	2,337,886
Loss from operations	(1,191,711)	(927,631)	(3,355,386)	(3,076,014)	(4,022,495)	(2,002,270)
OTHER INCOME (EXPENSE):
Interest income	3	7	5	1,941	1,944	3,320
Other income				556	556	17,253
Change in fair value of derivative liability	(20,524)		(3,139)
Loss on abandonment of patents	(36,205)		(36,205)
Interest expense	(185,189)	(1,264)	(256,015)	(3,356)	(4,227)	(3,537)
Total other (expense) income, net	(241,915)	(1,257)	(295,354)	(859)	(1,727)	17,036
Loss before the provision for income taxes	(1,433,626)	(928,888)	(3,650,740)	(3,076,873)	(4,024,222)	(1,985,234)
PROVISION FOR INCOME TAXES
NET LOSS	$ (1,433,626)	$ (928,888)	$ (3,650,740)	$ (3,076,873)	$ (4,024,222)	$ (1,985,234)
NET LOSS PER SHARE
Basic	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.02)
Diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.02)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic	136,640,761	130,083,598	135,516,490	125,271,516	127,304,856	99,951,385
Diluted	136,640,761	130,083,598	135,516,490	125,271,516	127,304,856	99,951,385